Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 703,596	$ 2,107,309
Prepaid expenses	6,212	23,150
Short-term prepaid insurance	203,802	181,563
Total current assets	913,610	2,312,022
Long-term prepaid insurance		151,302
Investments held in Trust Account	262,235,740	251,756,198
TOTAL ASSETS	263,149,350	254,219,522
Current liabilities
Accrued expenses	2,329,932	3,451
Accrued offering costs		75,000
Cash underwriting fee payable	1,000,000	1,000,000
Total current liabilities	3,329,932	1,078,451
Deferred underwriting fee payable	8,750,000	8,750,000
TOTAL LIABILITIES	12,079,932	9,828,451
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS’ DEFICIT
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at December 31, 2025 and 2024
Additional paid-in capital
Accumulated deficit	(11,167,198)	(7,366,003)
TOTAL SHAREHOLDERS’ DEFICIT	(11,166,322)	(7,365,127)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	263,149,350	254,219,522
Class A Ordinary Shares
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 25,000,000 shares issued and outstanding, at redemption value of approximately $10.49 and $10.07 per share at December 31, 2025 and 2024, respectively	262,235,740	251,756,198
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	43	43
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	$ 833	$ 833